Investment Securities Available for Sale - Sales of Available for Sale Securities (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Proceeds from sales	$ 11,973	$ 9,115	$ 15,284	$ 15,686	$ 8,383	$ 25,088
Gross realized gains	233	306	373	440	306	186
Gross realized losses	$ (22)	$ (3)	$ (116)	$ (117)	$ (58)	$ (175)